Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer1 [Abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021	2022	2021
Opening balance, January 1		665	943	1,045	959
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(736)	(678)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		89	141	—	—
Increase in contract liabilities during the year			—	794	752
Increase in contract liabilities included in contract assets during the year		(83)	(115)	—	—
Increase in contract assets from revenue recognized during the year		728	664	—	—
Contract assets transferred to trade receivables		(586)	(859)	14	50
Acquisitions	4	—	—	8	13
Contract terminations transferred to trade receivables		(50)	(89)	(1)	4
Reclassified to liabilities held for sale	16	—	—	—	(7)
Other		(39)	(20)	(39)	(48)
Ending balance, December 31		724	665	1,085	1,045
(1) Net of allowance for doubtful accounts of $19 million and $20 million at December 31, 2022 and December 31, 2021, respectively. See Note 29, Financial and capital management, for additional details.